Subsequent Events (Details) - North American Joint Venture	May 07, 2026 facility
Subsequent Event [Line Items]
Ownership interest, percent	30.00%
Number of cold storage facilities contributed	12
EQT Partners
Subsequent Event [Line Items]
Ownership interest, percent	70.00%